Note 11 - Equity: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Term (in years)*		Intrinsic Value**

Outstanding at December 31, 2013	3,966,666	$0.65	2.79	$	Nil
January 27, 2014 - Granted with Units	1,818,182	0.65	4.08		Nil
Outstanding at December 31, 2014	5,784,848	$0.63	3.20	$	Nil
August 18, 2015 - Granted for loan fee	3,750,000	0.10	5.64		Nil
September 30, 2015 - Granted for loan fee	3,125,000	0.08	4.75		Nil
November 23, 2015 - Granted for loan fee	5,000,000	0.07	5.90		Nil
Outstanding at December 31, 2015	17,659,848	$0.24	4.76	$	Nil